Description of Organization and Summary of Significant Accounting Policies - Liquidity and Cash and Cash Equivalents (Details)		3 Months Ended			12 Months Ended
	Jan. 01, 2025 USD ($) item	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) item $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) item $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Sep. 11, 2024 $ / shares
Description of Organization and Summary of Significant Accounting Policies
Net loss			$ 101,682	$ (261,607)	$ 5,107,051	$ (2,729,602)
Cash in operating activity			(341,803)	(1,989,167)	(2,284,359)	5,542,225
Accumulated deficit			$ 9,317,701		$ 9,216,019	$ 4,150,511
Common stock, par value (In dollars per share) | $ / shares								$ 0.0001
Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Class B Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Net loss			$ 37,443,118	14,864,283	$ 89,967,595	$ (9,012,124)	$ 13,710,708
Cash in operating activity			(12,193,108)	$ (18,273,702)	(60,231,302)	5,912,192	(11,663,251)
Accumulated deficit			$ 121,325,641		$ 99,870,749	$ 10,073,191
Common stock, par value (In dollars per share) | $ / shares			$ 0.001		$ 0.001	$ 0.001
Digital assets					$ 12,457,387
Cash capital contribution from Sponsor			$ 14,796,704		$ 32,818,130	$ 7,500,001	$ 0
Number of angel guild members | item			1,077,497		551,893
Proceeds from angel guild membership			$ 49,100,000
Proceeds from bitcoin					$ 9,500,000
Proceed from issuance of debt financing			22,900,000
Cash and cash equivalents			$ 14,185,031		$ 7,211,826	25,201,425
Angel Studios, Inc. CIK: 0001671941 | Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			$ 0.001		$ 0.001
Angel Studios, Inc. CIK: 0001671941 | Class B Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			0.001		0.001
Angel Studios, Inc. CIK: 0001671941 | Class C Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			0.001		0.001
Angel Studios, Inc. CIK: 0001671941 | Class F Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common stock, par value (In dollars per share) | $ / shares			$ 0.001		$ 0.001
Angel Studios, Inc. CIK: 0001671941 | Treasury securities
Description of Organization and Summary of Significant Accounting Policies
Cash and cash equivalents					$ 0	$ 4,700,000
Angel Studios, Inc. CIK: 0001671941 | Subsequent event
Description of Organization and Summary of Significant Accounting Policies
Cash capital contribution from Sponsor	$ 14,100,000
Number of angel guild members | item	551,893
Proceeds from angel guild membership	$ 39,500,000
Proceed from issuance of debt financing	$ 22,900,000
Angel Studios, Inc. CIK: 0001671941 | Subsequent event | Class C Common Stock
Description of Organization and Summary of Significant Accounting Policies
Cash capital contribution from Sponsor		$ 18,500,000	$ 14,100,000